Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000006526 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
C000006525 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
C000006520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
C000006533 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
C000006538 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
C000006539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
C000006552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
C000006551 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
C000006546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
MSCI All Country World ex US Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Index (net div)
Accumulated Value	$ 10,000		$ 10,926	$ 13,068	$ 13,298	$ 13,135	$ 13,529	$ 16,765	$ 12,546	$ 15,104	$ 18,933	$ 22,046
Standard And Poors 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
MFS Total Return Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Total Return Blended Index
Accumulated Value	10,000		11,143	12,357	13,592	14,557	16,376	19,146	16,304	18,425	23,211	25,921
MSCI All Country World ex US Small Mid Cap Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Small Mid Cap Index (net div)
Accumulated Value	10,000		11,224	13,322	13,624	13,004	13,638	17,586	12,512	15,008	18,461	21,642
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 10,519	$ 10,527	$ 10,399	$ 11,470	$ 12,271	$ 12,161	$ 10,385	$ 10,452	$ 11,661	$ 11,998